RELATED PARTIES (Schedule of Target-based Cash Incentives) (Details) (Executive Offices Holders [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Minimum [Member]
Related Party Transaction [Line Items]
Profit-Before-Tax Targets	$ 24,000
Level of incentive	15.00%
Profit Before Tax Targets Range One [Member]
Related Party Transaction [Line Items]
Level of incentive	20.00%
Profit Before Tax Targets Range One [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Profit-Before-Tax Targets	24,001
Profit Before Tax Targets Range One [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Profit-Before-Tax Targets	27,500
Profit Before Tax Targets Range Two [Member]
Related Party Transaction [Line Items]
Level of incentive	45.00%
Profit Before Tax Targets Range Two [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Profit-Before-Tax Targets	27,501
Profit Before Tax Targets Range Two [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Profit-Before-Tax Targets	31,000
Profit Before Tax Targets Range Three [Member]
Related Party Transaction [Line Items]
Level of incentive	75.00%
Profit Before Tax Targets Range Three [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Profit-Before-Tax Targets	31,001
Profit Before Tax Targets Range Three [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Profit-Before-Tax Targets	35,000
Profit Before Tax Targets Range Four [Member]
Related Party Transaction [Line Items]
Level of incentive	110.00%
Profit Before Tax Targets Range Four [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Profit-Before-Tax Targets	35,001
Profit Before Tax Targets Range Four [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Profit-Before-Tax Targets	39,000
Profit Before Tax Targets Range Five [Member]
Related Party Transaction [Line Items]
Level of incentive	150.00%
Profit Before Tax Targets Range Five [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Profit-Before-Tax Targets	$ 39,001